CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Preferred shares, Series C	Preferred shares, Series C-1	Convertible Preferred Stock	Convertible Preferred Stock Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Convertible Preferred Stock Preferred shares, Series C	Convertible Preferred Stock Preferred shares, Series C-1	Common Stock	Common Stock Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Common Stock Common Stock, Class A	Common Stock Common Stock, Class A Conversion of Class B common stock to Class A common stock	Common Stock Common Stock, Class B	Common Stock Common Stock, Class B Conversion of convertible preferred stock and previously authorized Common Stock to Common Stock, Class B	Common Stock Common Stock, Class B Conversion of Class B common stock to Class A common stock	Additional Paid In Capital	Additional Paid In Capital Preferred shares, Series C	Additional Paid In Capital Preferred shares, Series C-1	Accumulated Other Comprehensive (Loss) Income	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018					55,245,840				92,097,360
Beginning balance at Dec. 31, 2018	$ 10,521				$ 0				$ 0							$ 45,523			$ (452)	$ (34,550)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)	1,947,760								9,402,120
Issuance of common stock for exercise of stock options	$ 353															353
Repurchase of common stock (in shares)									(59,412,200)
Repurchase of common stock	(339,880)															(339,880)
Dividends paid	(10,000)															(10,000)
Issuance of preferred stock or common stock (in shares)							6,511,400	52,407,360
Issuance of preferred stock or common stock			$ 31,163	$ 309,230													$ 31,163	$ 309,230
Stock compensation expense	117,898															117,898
Other comprehensive income	23																		23
Net loss	(124,323)																			(124,323)
Ending balance (in shares) at Dec. 31, 2019					114,164,600				42,087,280
Ending balance at Dec. 31, 2019	(5,015)				$ 0				$ 0							154,287			(429)	(158,873)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)									234,480
Issuance of common stock for exercise of stock options	157															157
Repurchase of common stock (in shares)									(136,880)
Repurchase of common stock	(927)															(927)
Stock compensation expense	3,285															3,285
Other comprehensive income	(1,072)																		(1,072)
Net loss	(2,634)																			(2,634)
Ending balance (in shares) at Sep. 30, 2020					114,164,600				42,184,880
Ending balance at Sep. 30, 2020	(6,206)				$ 0				$ 0							156,802			(1,501)	(161,507)
Beginning balance (in shares) at Dec. 31, 2019					114,164,600				42,087,280
Beginning balance at Dec. 31, 2019	$ (5,015)				$ 0				$ 0							154,287			(429)	(158,873)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)	328,600								328,600
Issuance of common stock for exercise of stock options	$ 220															220
Repurchase of common stock (in shares)									(868,640)
Repurchase of common stock	(5,579)															(5,579)
Issuance of preferred stock or common stock (in shares)									731,760
Issuance of preferred stock or common stock	4,274															4,274
Stock compensation expense	5,281															5,281
Other comprehensive income	90																		90
Net loss	(2,430)																			(2,430)
Ending balance (in shares) at Dec. 31, 2020					114,164,600				42,279,000		0		0
Ending balance at Dec. 31, 2020	$ (3,159)				$ 0				$ 0		$ 0		$ 0			158,483			(339)	(161,303)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for exercise of stock options (in shares)	3,173,728								274,720				2,899,008
Issuance of common stock for exercise of stock options	$ 3,435															3,435
Issuance of common stock for the acquisition of MediaPro (in shares)									1,245,440
Issuance of common stock for the acquisition of MediaPro	24,675															24,675
Repurchase of common stock (in shares)									(97,600)
Repurchase of common stock	(181)															(181)
Conversion of stock to Common stock (in shares)						(114,164,600)				(43,701,560)		21,128,743		157,866,160	(21,128,743)
Conversion of stock to Common stock		$ 2												$ 2
Issuance of preferred stock or common stock (in shares)											10,425,000
Issuance of preferred stock or common stock	153,796															153,796
Issuance of restricted stock units (in shares)											954,297
Taxes paid related to net share settlement of equity awards (in shares)											(423,865)		(362,741)
Taxes paid related to net share settlement of equity awards	(11,892)															(11,892)
Stock compensation expense	22,377															22,377
Other comprehensive income	(705)																		(705)
Net loss	(16,243)																			(16,243)
Ending balance (in shares) at Sep. 30, 2021					0				0		32,084,175		139,273,684
Ending balance at Sep. 30, 2021	$ 172,105				$ 0				$ 0		$ 0		$ 2			$ 350,693			$ (1,044)	$ (177,546)